Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current portion:
Advance to suppliers	$ 3,059	$ 4,042
Receivable related to an asset disposal in 2019	3,247	3,316
Receivable from a business disposal in 2015		4,288
Loans to employees	2,082	1,851
Rental and other deposits	1,561	1,397
Others	5,660	4,040
Less: Allowance for current expected credit losses	(6,186)	(10,667)	$ (11,069)	$ (10,283)
Total of prepayments and other current assets	9,423	8,267
Non-current portion:
Loans to employees, non-current portion	1,687	1,543
Advances to suppliers, non-current portion	266	594
Total of long-term prepayments and other assets	$ 1,953	$ 2,137